PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

GOVERNMENT MONEY MARKET FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 31, 2017 TO

PROSPECTUS AND SAI DATED JULY 31, 2016, AS SUPPLEMENTED

1.	Effective April 1, 2017, the third paragraph under the section entitled “ACCOUNT POLICIES AND OTHER INFORMATION — Financial Intermediaries” of the Prospectus is replaced with the following:

For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.15% of the average daily NAV of the shares covered by their agreements. Because these fees are paid out of the Funds’ assets on an on-going basis, they will increase the cost of your investment in the Funds.

2.	Effective April 1, 2017, the first paragraph under the section entitled “ADDITIONAL TRUST INFORMATION — Service Organizations” of the SAI is replaced with the following:

As stated in the Funds’ Prospectus, the Funds may enter into agreements from time to time with Service Organizations providing for support services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Service Organizations up to 0.15% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include: (i) processing dividend and distribution payments from the Funds; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	COMBO SPT (03/17)

NORTHERN FUNDS PROSPECTUS